Revenue and Other Income - Disclosure of Significant Revenue and Other Income Streams (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 599.8	$ 817.5
Processing fees	10.1	12.4
Oil and natural gas sales	609.9	829.9
Other income	26.7	8.6
Oil and natural gas sales and other income	636.6	838.5
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	527.0	723.7
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	35.8	54.1
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 37.0	$ 39.7